UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/02
Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, Mississippi 39216

13F File Number: 	28-7122

The institutional investment manager filing this report and the person By whom it is hereby represent that the person signing the report is Authorized to submit it, that all information contained herein is true, Correct and complete, and that it is understood that all required items, Statements, schedules, lists and tables, are considered integral parts Of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		William A. Womack
Title:		President
Phone:		601-965-0111
Signature, Place, and Date of Signing:
	William A. Womack   	Jackson, MS		August 1, 2002

Report Type (check only one):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

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	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Entry Total:	$10,987,000

List of Other Included Managers:		None

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INFORMATION TABLE

NAME OF	TITLE		CUSIP		FAIR		SHARES	INVT	SOLE
ISSUER	OF		NUMBER	MARKET	OF PRIN	DISC	AUTH
		CLASS			VALUE	AMOUNT

21st Century	COM		90136Q100	46000.00	6100		sole	6100
Abercrombie	COM		002896207	338000.00	14000		sole	14000
Acxiom	COM		005125109	245000.00	14000		sole	14000
Alloy		COM		019855105	289000.00	20000		sole	20000
American Eag	COM		02553E106	529000.00	25000		sole	25000
Andrx Group	COM		034553107	351000.00	13000		sole	13000
Aphton Corp	COM		03759P101	75000.00	10000		sole	10000
Arkansas Best	COM		040790107	255000.00	10000		sole	10000
Asbury Auto	COM		043436104	218000.00	16000		sole	16000
Axcelis Tech	COM		054540109	170000.00	15000		sole	15000
Blue Rhino	COM		095811105	901000.00	64400		sole	64400
Chesapeake C	COM		1651679G4	100.00		500		sole	500
Pioneer C	COM		7237879L3	400.00		100		sole	100
Pioneer C	COM		7237879G4	500.00		150		sole	150
Callaway Golf	COM		131193104	-317000.00	-20000		sole	-20000
Capital One	COM		14040H105	-488000.00	-8000		sole	-8000
Carriage Serv	COM		143905107	443000.00	103000	sole	103000
Chesapeake	COM		165167107	968000.00	134500	sole	134500
Chicago Pizz	COM		167889104	113000.00	11300		sole	11300
Children's Pl	COM		168905107	-530000.00	-20000		sole	-20000
CKE Rest	COM		12561E105	341000.00	30000		sole	30000
Colgate Pal	COM		194162103	-250000.00	-5000		sole	-5000
Dollar Gen	COM		256669102	190000.00	10000		sole	10000
Dycom Ind	COM		267475101	23000.00	2000		sole	2000
Enviromen	COM		293940102	107000.00	38200		sole	38200
Frontier	COM		35914P105	264000.00	15000		sole	15000
Grey Wolf	COM		397888108	184000.00	45000		sole	45000
Helen of Troy	COM		G4388N106	291000.00	25000		sole	25000
Independent	COM		45384X108	500.00		138000	sole	138000
Insituform	COM		457667103	-318000.00	-15000		sole	-15000
Ishares Japan	COM		464286848	169000.00	20000		sole	20000
Ixys Corp	COM		46600W106	161000.00	30000		sole	30000
Kemet		COM		488360108	143000.00	8000		sole	8000
Lithia Motors	COM		536797103	269000.00	10000		sole	10000
Luminex	COM		55027E102	586000.00	78000		sole	78000
McDermott	COM		580037109	290000.00	35800		sole	35800
MPS Group	COM		553409103	255000.00	30000		sole	30000
Nucritybe	COM		59514P109	-67000.00	-7500		sole	-7500
Offshore 	COM		676255102	549000.00	23000		sole	23000
Peabody En	COM		704549104	170000.00	6000		sole	6000
Pillowtex	COM		721506103	45000.00	5000		sole	5000
Pioneer Natl	COM		723787107	651000.00	25000		sole	25000
Pride		COM		74153Q102	235000.00	15000		sole	15000
PTEK Hold	COM		69366M104	115000.00	20000		sole	20000
Raymond 	COM		754730109	342000.00	12000		sole	12000
SCP Pool	COM		784028102	666000.00	24000		sole	24000
Shaw Group	COM		820280105	368000.00	12000		sole	12000
Steak N Shake	COM		857873103	313000.00	20000		sole	20000
Stein Mart	COM		858375108	59000.00	5000		sole	5000
Superior En	COM		868157108	193000.00	19000		sole	19000
Swift Trans	COM		870756103	431000.00	18500		sole	18500
Terex		COM		880779103	225000.00	10000		sole	10000
Total Ent	COM		89150E100	260000.00	16000		sole	16000
Triquint Semi	COM		89674K103	128000.00	20000		sole	20000
Ultra Petro	COM		903914109	65000.00	8600		sole	8600
Waddell 	COM		930059100	115000.00	5000		sole	5000
Western Gas	COM		958259103	-187000.00	-5000		sole	-5000

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